Average Annual Total Returns - AMG Managers Fairpointe Mid Cap Fund	Feb. 01, 2021
S&P MidCap® 400 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.66%
5 Years	12.35%
10 Years	11.51%
Since Inception	9.80%	[1]
Inception Date	Sep. 29, 2017
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
Since Inception	12.69%	[1]
Inception Date	Sep. 29, 2017
CLASS N SHARES
Average Annual Return:
1 Year	3.87%
5 Years	6.20%
10 Years	7.65%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	2.53%
5 Years	4.65%
10 Years	5.98%
Since Inception		[1]
CLASS N SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.23%
5 Years	4.78%
10 Years	6.02%
Since Inception		[1]
CLASS I SHARES
Average Annual Return:
1 Year	4.12%
5 Years	6.46%
10 Years	7.92%
Since Inception		[1]
Class Z Shares
Average Annual Return:
1 Year	4.21%
5 Years
10 Years
Since Inception	1.20%	[1]
Inception Date	Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.